Cover	Oct. 28, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 28, 2026
Entity File Number	000-55403
Entity Registrant Name	TECHLOTT INC.
Entity Central Index Key	0001568969
Entity Tax Identification Number	46-1496846
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	16 Balfour Street
Entity Address, City or Town	Jerusalem
Entity Address, Country	IL
Entity Address, Postal Zip Code	9210207
City Area Code	(800)
Local Phone Number	674-3561
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	AppYea, Inc.